Annual Total Returns - Voya Index Solution 2035 Portfolio (Class ADV I S S2 Shares) [BarChart] - Class ADV I S S2 Shares - Voya Index Solution 2035 Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(3.46%)
2012	14.87%
2013	21.67%
2014	5.65%
2015	(1.91%)
2016	7.63%
2017	17.95%
2018	(7.26%)
2019	21.91%
2020	13.85%